Goodwill and Intangible Assets - Finite-lived Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization	$ 383.8	$ 326.1
Policies in force
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	256.2	256.2
Accumulated Amortization	247.1	210.4
Net Carrying Amount	9.1	45.8
Agency relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	159.2	159.2
Accumulated Amortization	76.8	65.4
Net Carrying Amount	82.4	93.8
Software rights
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	69.1	69.1
Accumulated Amortization	58.3	49.7
Net Carrying Amount	10.8	19.4
Trade name
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	3.6	0.0
Accumulated Amortization	1.0	0.0
Net Carrying Amount	2.6	0.0
Finite-Lived Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	488.1	484.5
Accumulated Amortization	383.2	325.5
Net Carrying Amount	$ 104.9	$ 159.0